Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 307	$ 414	$ 670
Other Comprehensive Income (Loss), before Tax [Abstract]
Foreign currency translation adjustments, net of tax	4	90	28
Unrealized gain (loss) on hedges, net of tax	1	(1)	3
Unrealized (loss) gain on other, net of tax	0	1	(1)
Other comprehensive income, net of tax	4	91	30
Comprehensive income	312	505	700
Less: Comprehensive income attributable to non-controlling interests	164	112	136
Comprehensive income attributable to IGT PLC	$ 148	$ 392	$ 564